INVESTMENTS - Fair Value of AFS Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	$ 74,026	$ 116,664
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	404	1,508
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	24,821	26,397
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,361	2,576
Total fair value of available for sale securities that have been in an unrealized loss position	98,847	143,061
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	1,765	4,084
Mortgage-backed securities - U.S. agency-sponsored
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	4,198	19,377
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	30	533
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	5,547	5,643
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	129	355
Total fair value of available for sale securities that have been in an unrealized loss position	9,745	25,020
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	159	888
Mortgage-backed securities - Prime
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5	85
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0	3
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	2	3
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	0
Total fair value of available for sale securities that have been in an unrealized loss position	7	88
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	0	3
Mortgage-backed securities - Non-U.S. residential
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	1,276	2,103
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	3	4
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	199	5
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	4	0
Total fair value of available for sale securities that have been in an unrealized loss position	1,475	2,108
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	7	4
Mortgage-backed securities - Commercial
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	124	206
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1	6
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	136	28
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	2	2
Total fair value of available for sale securities that have been in an unrealized loss position	260	234
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	3	8
Mortgage-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5,603	21,771
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	34	546
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	5,884	5,679
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	135	357
Total fair value of available for sale securities that have been in an unrealized loss position	11,487	27,450
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	169	903
U.S. Treasury
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	36,581	34,780
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	119	133
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,013	268
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	8	14
Total fair value of available for sale securities that have been in an unrealized loss position	37,594	35,048
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	127	147
Agency obligations
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5,698	6,692
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	9	66
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	754	101
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	4	1
Total fair value of available for sale securities that have been in an unrealized loss position	6,452	6,793
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	13	67
U.S. Treasury and federal agency securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	42,279	41,472
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	128	199
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,767	369
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	12	15
Total fair value of available for sale securities that have been in an unrealized loss position	44,046	41,841
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	140	214
State and municipal securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	386	595
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	15	29
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	5,802	11,447
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	962	1,976
Total fair value of available for sale securities that have been in an unrealized loss position	6,188	12,042
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	977	2,005
Foreign government
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	18,495	35,783
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	147	477
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	5,984	5,778
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	139	63
Total fair value of available for sale securities that have been in an unrealized loss position	24,479	41,561
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	286	540
Corporate
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	3,511	4,565
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	63	108
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,350	387
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	28	11
Total fair value of available for sale securities that have been in an unrealized loss position	4,861	4,952
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	91	119
Asset-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	3,701	11,207
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	13	57
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	3,816	1,931
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	45	63
Total fair value of available for sale securities that have been in an unrealized loss position	7,517	13,138
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	58	120
Equity securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	51	1,271
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	4	92
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	218	806
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	40	91
Total fair value of available for sale securities that have been in an unrealized loss position	269	2,077
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	$ 44	$ 183